Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2019
Retained Earnings Note Disclosure [Abstract]
Schedule of retained earnings
		December 31,
	Note	2018	2019
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	122,148,068	147,125,493
Unreserved retained earnings		1,746,699,587	2,256,366,104
Total		2,127,501,707	2,662,145,649

(i)	With effect from July 1, 2012, pursuant to the "Administrative Measures on Accrual of Provisions by Financial Institutions" issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company's PRC subsidiaries' articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.